RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2019

In February 2016, the FASB issued an update (ASU 2016-02, Leases) which requires lessees to record most leases on their balance sheet and recognize leasing expenses in the income statement. Operating leases where the Company is the lessee, except for short-term leases that are subject to an accounting policy election, were recorded on the balance sheet by establishing a lease liability and corresponding ROU asset. All entities are required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. As the Company elected the transition option provided in ASU No. 2018-11, the modified retrospective approach was applied on January 1, 2019 (as opposed to January 1, 2017). The Company also elected certain relief options offered in ASU 2016-02 including the package of practical expedients, the option not to separate lease and non-lease components and instead to account for them as a single lease component and the option not to recognize ROU assets and lease liabilities that arise from short-term leases. The Company did not elect the hindsight practical expedient, which allows entities to use hindsight when determining lease term and impairment of ROU assets. The guidance in this ASU became effective January 1, 2019 at which time the Company recorded on the Consolidated Balance Sheet an ROU asset of $60.2 million and a lease liability of $65.8 million. For further detail, see Note 7 – Leases.

In March 2017, the FASB issued an update (ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities) which amends the amortization period for certain purchased callable debt securities held at a premium and shortens the amortization period for the premium to the earliest call date rather than as an adjustment of yield over the contractual life of the instrument. This update more closely aligns the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities, as in most cases, market participants price securities to the call date that produces the worst yield when the coupon is above current market rates (that is, the security is trading at a premium) and price securities to maturity when the coupon is below market rates (that is, the security is trading at a discount) in anticipation that the borrower will act in its economic best interest in an attempt to more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. The guidance in this ASU became effective at the beginning of 2019 but did not have a material impact on the Consolidated Financial Statements.

In August 2017, the FASB issued an update (ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting
for Hedging Activities) to better align financial reporting for hedging activities with the economic objectives of those activities.
This update aligns certain aspects of hedge documentation, effectiveness assessments, accounting and disclosures and expands permissible hedge strategies as of the date of adoption. The guidance in this ASU became effective January 1, 2019. Upon adoption, the Company reclassified $268.7 million of HTM securities to AFS, resulting in a $0.2 million loss in the
Consolidated Statement of Income.

Standards Issued But Not Yet Adopted

In June 2016, the FASB issued an update (ASU 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses
on Financial Instruments), which significantly changes how entities are required to measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This update, commonly known as CECL, will replace the current incurred loss approach for estimating credit losses with an expected loss model for instruments measured at amortized cost, including loans and leases. Expected credit losses are required to be based on amortized cost and reflect losses expected over the remaining contractual life of the asset. Management is expected to consider any available information relevant to assessing the collectibility of contractual cash flows, such as information about past events, current conditions, voluntary prepayments and reasonable and supportable economic forecasts, when developing expected credit loss estimates. This update also expands the disclosure requirements regarding an entity’s assumptions, models and methods for estimating the ACL, including the disclosure of the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination.

In addition to the new framework for calculating the ACL, this update requires allowances for AFS debt securities rather than a reduction of the security's carrying amount under the current other-than-temporary impairment model. This update also simplifies the accounting model for purchased credit-impaired debt securities and loans.

The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2019. As of January 1, 2020, First Financial expects to recognize a one-time cumulative effect adjustment to increase the ACL with an offsetting reduction to the retained earnings component of equity. In December 2018, the federal bank regulatory agencies approved a final rule that modifies their regulatory capital rules and provides institutions the option to phase in over a three-year period any day-one regulatory capital effects of this update. First Financial expects to adopt the regulatory phase-in over the permissible three-year period.

First Financial formed a cross-functional internal management committee and engaged a third party vendor to assist with the transition to the guidance set forth in this update. The new allowance model implemented by First Financial estimates credit losses over the expected life of the portfolio and includes a qualitative framework to account for the drivers of losses that are not captured by the quantitative model. Based upon preliminary modeling results, management estimates that the reserve will increase to between $115.0 million and $125.0 million upon adoption of this ASU. The expected increase in the ACL is significantly impacted by the number of previously acquired loans with credit discounts, the credit losses expected over the life of the portfolio and management's consideration of future economic conditions. The actual impact from adopting this guidance may be subject to change based upon refinement and finalization of the model and associated assumptions, the implementation and testing of certain internal controls ensuring model effectiveness and management’s judgment. In addition, the adoption of this ASU may result in a more volatile provision for credit losses in future periods.

Management expects the ACL for unfunded commitments to increase to $11.0 million to $14.0 million upon adoption. First Financial does not expect a material allowance for credit losses on HTM securities as a result of guidance set forth in this update given the size and composition of the portfolio, which primarily includes government agency backed securities. In addition, the Company does not expect a material loss on AFS debt securities.

In August 2018, the FASB issued an update (ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure
Requirements for Fair Value Measurement) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the changes, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The update is effective for interim and annual reporting periods beginning after December 15, 2019, and early adoption is permitted. This update is not expected to have a material impact on the Company’s Consolidated Financial Statements.